Annual Total Returns (Bar Chart) (Invesco V.I. High Yield Fund, Series II shares, Invesco V.I. High Yield Fund)	12 Months Ended
May 02, 2011
Invesco V.I. High Yield Fund | Series II shares, Invesco V.I. High Yield Fund
Annual Total Returns
'01	(5.23%)
'02	(6.08%)
'03	27.89%
'04	11.14%
'05	2.43%
'06	10.41%
'07	1.01%
'08	(25.80%)
'09	52.06%
'10	13.49%